Lease - Schedule of maturity of operating lease liabilities under non-cancelable operating leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	¥ 30,672
2022	30,620
2023	26,710
2024	13,566
2025	9,516
Thereafter	8,705
Total operating lease liabilities	119,789
Less: interest	(10,059)
Present value of operating lease liabilities	¥ 109,730	¥ 25,372